Leases - Future Minimum Annual Payments Prior to Adoption of Topic 842 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases
Rent expense	$ 2,100	$ 1,900
Years ending December 31:
2021	1,044
2022	2,043
2023	1,934
2024	1,904
2025	1,987
Thereafter	7,354
Total future minimum rental payments	$ 16,266